UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE    68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  03/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
908	Guggenheim Timber ETF	$ 20,929
1,455	iShares Core S&P Mid-Cap ETF	167,427
2,037	iShares Core S&P Small-Cap ETF	177,341
251	iShares MSCI Brazil Capped Index Fund	13,675
1,901	iShares S&P 500 Growth Index Fund	156,604
1,698	iShares S&P 500 Value Index Fund	125,312
486	SPDR Dow Jones International Real Estate ETF	20,903
269	SPDR Dow Jones REIT ETF	20,883
209	SPDR S&P China ETF	14,620
414	SPDR S&P Global Natural Resources ETF	20,812
332	Vanguard FTSE All-World ex-US Small-Cap ETF	31,374
4,056	Vanguard FTSE All-World ex-US ETF	188,036
1,220	Vanguard FTSE Emerging Markets ETF	52,326
757	WisdomTree India Earnings Fund	13,603
	TOTAL EXCHANGE TRADED FUNDS (Cost - $937,019)	1,023,845

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
21,634	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.00% (a) (Cost - $21,634)	21,634

	TOTAL INVESTMENTS - 100.1% (Cost - $958,653) (b)	$ 1,045,479
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(837)
	TOTAL NET ASSETS - 100.0%	$ 1,044,642

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $961,460 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 84,145
	Unrealized depreciation:	(126)
	Net unrealized appreciation:	$ 84,019

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 48.0%
8,063	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 206,171
1,946	iShares Barclays 3-7 Year Treasury Bond Fund	240,312
1,701	iShares Barclays TIPS Bond Fund	206,246
1,822	iShares iBoxx $ High Yield Corporate Bond Fund	171,906
2,006	iShares iBoxx Investment Grade Corporate Bond Fund	240,519
3,166	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	171,819
2,738	PowerShares Senior Loan Portfolio	68,724
4,467	SPDR Barclays Short-Term Corporate Bond ETF	137,360
2,215	SPDR DB International Government Inflation-Protected Bond ETF	137,529
1,307	WisdomTree Emerging Markets Local Debt Fund	68,709
		1,649,295
	EQUITY FUNDS - 50.0%
1,494	Guggenheim Timber ETF	34,437
1,795	iShares Core S&P Mid-Cap ETF	206,551
1,577	iShares Core S&P Small-Cap ETF	137,294
444	iShares MSCI Brazil Capped Index Fund	24,189
2,921	iShares S&P 500 Growth Index Fund	240,632
4,190	iShares S&P 500 Value Index Fund	309,222
2,397	SPDR Dow Jones International Real Estate ETF	103,095
1,328	SPDR Dow Jones REIT ETF	103,093
344	SPDR S&P China ETF	24,063
682	SPDR S&P Global Natural Resources ETF	34,284
302	Vanguard Energy ETF	34,223
729	Vanguard FTSE All-World ex-US Small-Cap ETF	68,890
5,935	Vanguard FTSE All-World ex-US ETF	275,147
1,605	Vanguard FTSE Emerging Markets ETF	68,838
388	Vanguard Materials ETF	34,427
1,149	WisdomTree India Earnings Fund	20,647
		1,719,032
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,188,572)	3,368,327

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
79,978	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.00% (a) (Cost - $79,978)	79,978

	TOTAL INVESTMENTS - 100.3% (Cost - $3,268,550) (b)	$ 3,448,305
	OTHER ASSETS LESS LIABILITIES - NET - (0.3)%	(11,906)
	TOTAL NET ASSETS - 100.0%	$ 3,436,399

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $3,275,012 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 173,654
	Unrealized depreciation:	(361)
	Net unrealized appreciation:	$ 173,293

TOPS® Capital Preservation ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 68.0%
2,147	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 54,899
557	iShares Barclays 1-3 Year Treasury Bond Fund	47,050
317	iShares Barclays 3-7 Year Treasury Bond Fund	39,146
453	iShares Barclays TIPS Bond Fund	54,926
392	iShares iBoxx Investment Grade Corporate Bond Fund	47,001
300	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	31,371
867	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	47,052
309	PIMCO Enhanced Short Maturity Exchange-Traded Fund	31,370
1,874	PowerShares Senior Loan Portfolio	47,037
1,528	SPDR Barclays Short-Term Corporate Bond ETF	46,986
758	SPDR DB International Government Inflation-Protected Bond ETF	47,064
745	WisdomTree Emerging Markets Local Debt Fund	39,165
		533,067
	EQUITY FUNDS - 30.0%
273	iShares Core S&P Mid-Cap ETF	31,414
180	iShares Core S&P Small-Cap ETF	15,671
476	iShares S&P 500 Growth Index Fund	39,213
743	iShares S&P 500 Value Index Fund	54,833
364	SPDR Dow Jones International Real Estate ETF	15,656
202	SPDR Dow Jones REIT ETF	15,681
311	SPDR S&P Global Natural Resources ETF	15,634
83	Vanguard FTSE All-World ex-US Small-Cap ETF	7,843
846	Vanguard FTSE All-World ex-US ETF	39,221
		235,166
	TOTAL EXCHANGE TRADED FUNDS (Cost - $742,753)	768,233

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
17,852	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.00% (a) (Cost - $17,852)	17,852

	TOTAL INVESTMENTS - 100.3% (Cost - $760,605) (b)	$ 786,085
	OTHER ASSETS LESS LIABILITIES - NET - (0.3)%	(2,284)
	TOTAL NET ASSETS - 100.0%	$ 783,801

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $761,410 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 24,820
	Unrealized depreciation:	(145)
	Net unrealized appreciation:	$ 24,675

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.0%
2,268	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 57,993
484	iShares Barclays TIPS Bond Fund	58,685
1,245	iShares iBoxx $ High Yield Corporate Bond Fund	117,466
1,082	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	58,720
1,674	WisdomTree Emerging Markets Local Debt Fund	88,002
		380,866
	EQUITY FUNDS - 85.0%
2,552	Guggenheim Timber ETF	58,823
3,066	iShares Core S&P Mid-Cap ETF	352,805
4,377	iShares Core S&P Small-Cap ETF	381,062
542	iShares MSCI Brazil Capped Index Fund	29,528
4,632	iShares S&P 500 Growth Index Fund	381,584
3,976	iShares S&P 500 Value Index Fund	293,429
2,047	SPDR Dow Jones International Real Estate ETF	88,041
756	SPDR Dow Jones REIT ETF	58,688
420	SPDR S&P China ETF	29,379
1,747	SPDR S&P Global Natural Resources ETF	87,822
257	Vanguard Energy ETF	29,123
623	Vanguard FTSE All-World ex-US Small-Cap ETF	58,873
10,770	Vanguard FTSE All-World ex-US ETF	499,297
2,057	Vanguard FTSE Emerging Markets ETF	88,225
331	Vanguard Materials ETF	29,370
1,636	WisdomTree India Earnings Fund	29,399
		2,495,448
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,657,546)	2,876,314

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
62,562	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.00% (a) (Cost - $62,562)	62,562

	TOTAL INVESTMENTS - 100.1% (Cost - $2,720,108) (b)	$ 2,938,876
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(4,396)
	TOTAL NET ASSETS - 100.0%	$ 2,934,480

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,725,683 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 213,504
	Unrealized depreciation:	(311)
	Net unrealized appreciation:	$ 213,193

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 33.0%
3,695	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 94,481
779	iShares Barclays TIPS Bond Fund	94,454
1,253	iShares iBoxx $ High Yield Corporate Bond Fund	118,220
1,379	iShares iBoxx Investment Grade Corporate Bond Fund	165,342
1,306	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	70,877
1,882	PowerShares Senior Loan Portfolio	47,238
2,303	SPDR Barclays Short-Term Corporate Bond ETF	70,817
1,142	SPDR DB International Government Inflation-Protected Bond ETF	70,907
898	WisdomTree Emerging Markets Local Debt Fund	47,208
		779,544
	EQUITY FUNDS - 65.0%
2,054	Guggenheim Timber ETF	47,345
2,057	iShares Core S&P Mid-Cap ETF	236,699
2,168	iShares Core S&P Small-Cap ETF	188,746
305	iShares MSCI Brazil Capped Index Fund	16,616
2,868	iShares S&P 500 Growth Index Fund	236,266
2,560	iShares S&P 500 Value Index Fund	188,928
1,647	SPDR Dow Jones International Real Estate ETF	70,837
609	SPDR Dow Jones REIT ETF	47,277
237	SPDR S&P China ETF	16,578
937	SPDR S&P Global Natural Resources ETF	47,103
207	Vanguard Energy ETF	23,457
501	Vanguard FTSE All-World ex-US Small-Cap ETF	47,345
6,118	Vanguard FTSE All-World ex-US ETF	283,631
1,104	Vanguard FTSE Emerging Markets ETF	47,351
267	Vanguard Materials ETF	23,691
790	WisdomTree India Earnings Fund	14,196
		1,536,066
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,166,659)	2,315,610

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
54,757	Invesco Short-Term Investments Trust - Liquid Assets Portfolio,
	to yield 0.00% (a) (Cost - $54,757)	54,757

	TOTAL INVESTMENTS - 100.3% (Cost - $2,221,416) (b)	$ 2,370,367
	OTHER ASSETS LESS LIABILITIES - NET - (0.3)%	(7,940)
	NET ASSETS - 100.0%	$ 2,362,427

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,224,032 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 146,952
	Unrealized depreciation:	(617)
	Net unrealized appreciation:	$ 146,335

TOPS® Protected Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 43.2%
911,779	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 23,314,189
220,116	iShares Barclays 3-7 Year Treasury Bond Fund	27,182,125
192,317	iShares Barclays TIPS Bond Fund	23,318,436
206,059	iShares iBoxx $ High Yield Corporate Bond Fund	19,441,667
226,898	iShares iBoxx Investment Grade Corporate Bond Fund	27,205,070
358,027	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	19,430,125
309,495	PowerShares Senior Loan Portfolio	7,768,325
505,011	SPDR Barclays Short Term Corporate Bond ETF	15,529,088
250,403	SPDR DB International Government Inflation-Protected Bond ETF	15,547,522
147,820	WisdomTree Emerging Markets Local Debt Fund	7,770,898
		186,507,445
	EQUITY FUNDS - 45.0%
168,953	Guggenheim Timber ETF	3,894,367
203,201	iShares Core S&P Mid-Cap ETF	23,382,339
178,582	iShares Core S&P Small-Cap ETF	15,547,349
47,820	iShares MSCI Brazil Capped Index Fund	2,605,234
330,366	iShares S&P 500 Growth Index Fund	27,215,551
474,128	iShares S&P 500 Value Index Fund	34,990,646
271,746	SPDR Dow Jones International Real Estate ETF	11,687,795
150,471	SPDR Dow Jones REIT ETF	11,681,064
37,118	SPDR S&P China ETF	2,596,404
77,174	SPDR S&P Global Natural Resources ETF	3,879,537
34,128	Vanguard Energy ETF	3,867,385
82,554	Vanguard FTSE All-World ex-US Small-Cap ETF	7,801,353
672,073	Vanguard FTSE All-World ex-US ETF	31,157,304
181,696	Vanguard FTSE Emerging Markets ETF	7,792,941
43,919	Vanguard Materials ETF	3,896,933
144,742	WisdomTree India Earnings Fund	2,601,014
		194,597,216
	TOTAL EXCHANGE TRADED FUNDS (Cost - $361,482,428)	381,104,661

	SHORT-TERM INVESTMENTS - 12.6%
	MONEY MARKET FUNDS - 12.6%
10,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.09% (a)	10,000,000
10,000,000	Federated Prime Cash Obligations Fund to yield 0.08% (a)	10,000,000
34,301,620	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.00% (a)	34,301,620
	TOTAL SHORT - TERM INVESTMENTS (Cost - $54,301,620)	54,301,620

	TOTAL INVESTMENTS - 100.8% (Cost - $415,784,048) (b)	$ 435,406,281
	OTHER ASSETS LESS LIABILITIES - NET - (0.8)%	(3,511,456)
	TOTAL NET ASSETS - 100.0%	$ 431,894,825

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $416,106,577 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 19,410,423
	Unrealized depreciation:	(110,719)
	Net unrealized appreciation:	$ 19,299,704

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS
58	MSCI EAFE Index Mini June 2013
	(Underlying Face Amount at Value $4,811,680)	$ (9,315)
65	MSCI Emerging Market Index Mini June 2013
	(Underlying Face Amount at Value $3,339,050)	(46,570)
39	Russell 2000 Index Mini June 2013
	(Underlying Face Amount at Value $3,694,860)	34,085
59	S&P 500 Index E-Mini June 2013
	(Underlying Face Amount at Value $4,610,113)	34,838
24	S&P Midcap 400 Index E-Mini June 2013
	(Underlying Face Amount at Value $2,762,400)	49,635

	Net Unrealized Appreciation from Open Long Futures Contracts	$ 62,673

TOPS® Protected Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 11.7%
475,926	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 12,169,428
100,359	iShares Barclays TIPS Bond Fund	12,168,529
258,136	iShares iBoxx $ High Yield Corporate Bond Fund	24,355,131
224,436	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	12,180,142
347,165	WisdomTree Emerging Markets Local Debt Fund	18,250,464
		79,123,694
	EQUITY FUNDS - 76.6%
530,051	Guggenheim Timber ETF	12,217,676
636,838	iShares Core S&P Mid-Cap ETF	73,280,949
909,481	iShares Core S&P Small-Cap ETF	79,179,416
112,552	iShares MSCI Brazil Capped Index Fund	6,131,833
961,809	iShares S&P 500 Growth Index Fund	79,233,825
825,842	iShares S&P 500 Value Index Fund	60,947,140
425,834	SPDR Dow Jones International Real Estate ETF	18,315,120
157,116	SPDR Dow Jones REIT ETF	12,196,915
87,214	SPDR S&P China ETF	6,100,619
363,124	SPDR S&P Global Natural Resources ETF	18,254,243
53,504	Vanguard Energy ETF	6,063,073
129,301	Vanguard FTSE All-World ex-US Small-Cap ETF	12,218,945
2,240,026	Vanguard FTSE All-World ex-US ETF	103,847,605
427,130	Vanguard FTSE Emerging Markets ETF	18,319,606
68,890	Vanguard Materials ETF	6,112,610
339,795	WisdomTree India Earnings Fund	6,106,116
		518,525,691
	TOTAL EXCHANGE TRADED FUNDS (Cost - $540,841,346)	597,649,385

	SHORT-TERM INVESTMENTS - 11.7%
	MONEY MARKET FUNDS - 11.7%
15,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.09% (a)	15,000,000
15,000,000	Federated Prime Cash Obligations Fund to yield 0.08% (a)	15,000,000
49,436,369	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.00% (a)	49,436,369
	TOTAL SHORT-TERM INVESTMENTS (Cost - $79,436,369)	79,436,369

	TOTAL INVESTMENTS - 100.0% (Cost - $620,277,715) (b)	$ 677,085,754
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	97,519
	TOTAL NET ASSETS - 100.0%	$ 677,183,273

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2013.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $620,488,353 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 56,838,037
	Unrealized depreciation:	(240,636)
	Net unrealized appreciation:	$ 56,597,401

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS
156	MSCI EAFE Index Mini June 2013
	(Underlying Face Amount at Value $12,941,760)	$ (103,635)
187	MSCI Emerging Market Index Mini June 2013
	(Underlying Face Amount at Value $9,606,190)	(207,105)
140	Russell 2000 Index Mini June 2013
	(Underlying Face Amount at Value $13,263,600)	127,200
158	S&P 500 Index E-Mini June 2013
	(Underlying Face Amount at Value $12,345,725)	94,890
80	S&P Midcap 400 Index E-Mini June 2013
	(Underlying Face Amount at Value $9,208,000)	170,800

	Net Unrealized Appreciation from Open Long Futures Contracts	$ 82,150

TOPS® Protected Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 29.7%
903,137	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$ 23,093,213
190,448	iShares Barclays TIPS Bond Fund	23,091,820
306,173	iShares iBoxx $ High Yield Corporate Bond Fund	28,887,423
336,897	iShares iBoxx Investment Grade Corporate Bond Fund	40,393,950
319,136	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	17,319,511
459,936	PowerShares Senior Loan Portfolio	11,544,394
562,846	SPDR Barclays Short-Term Corporate Bond ETF	17,307,514
279,160	SPDR DB International Government Inflation-Protected Bond ETF	17,333,044
219,598	WisdomTree Emerging Markets Local Debt Fund	11,544,267
		190,515,136
	EQUITY FUNDS - 58.6%
502,924	Guggenheim Timber ETF	11,592,398
503,406	iShares Core S&P Mid-Cap ETF	57,926,928
530,793	iShares Core S&P Small-Cap ETF	46,210,839
71,119	iShares MSCI Brazil Capped Index Fund	3,874,563
701,818	iShares S&P 500 Growth Index Fund	57,815,767
626,692	iShares S&P 500 Value Index Fund	46,249,870
404,041	SPDR Dow Jones International Real Estate ETF	17,377,803
149,058	SPDR Dow Jones REIT ETF	11,571,373
55,215	SPDR S&P China ETF	3,862,289
229,785	SPDR S&P Global Natural Resources ETF	11,551,292
50,736	Vanguard Energy ETF	5,749,404
122,741	Vanguard FTSE All-World ex-US Small-Cap ETF	11,599,024
1,498,999	Vanguard FTSE All-World ex-US ETF	69,493,594
270,117	Vanguard FTSE Emerging Markets ETF	11,585,318
65,357	Vanguard Materials ETF	5,799,127
215,057	WisdomTree India Earnings Fund	3,864,574
		376,124,163
	TOTAL EXCHANGE TRADED FUNDS (Cost - $527,303,343)	566,639,299

	SHORT-TERM INVESTMENTS - 12.5%
	MONEY MARKET FUNDS - 12.5%
15,000,000	BlackRock Liquidity Funds TempFund Portfolio to yield 0.09% (a)	15,000,000
15,000,000	Federated Prime Cash Obligations Fund to yield 0.08% (a)	15,000,000
50,579,437	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.00% (a)	50,579,437
	TOTAL SHORT-TERM INVESTMENTS (Cost - $80,579,437)	80,579,437

	TOTAL INVESTMENTS - 100.8% (Cost - $607,882,780) (b)	$ 647,218,736
	OTHER ASSETS LESS LIABILITIES - NET - (0.8)%	(5,067,470)
	NET ASSETS - 100.0%	$ 642,151,266

(a) Variable rate security, the money market rate shown represents the rate at March 31, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $608,115,098 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 39,266,475
	Unrealized depreciation:	(162,837)
	Net unrealized appreciation:	$ 39,103,638

		Unrealized
Contracts		Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS
124	MSCI EAFE Index Mini June 2013
	(Underlying Face Amount at Value $10,287,040)	$ (74,770)
131	MSCI Emerging Market Index Mini June 2013
	(Underlying Face Amount at Value $6,729,470)	(56,765)
90	Russell 2000 Index Mini June 2013
	(Underlying Face Amount at Value $8,526,600)	83,500
112	S&P 500 Index E-Mini June 2013
	(Underlying Face Amount at Value $8,751,400)	67,138
63	S&P Midcap 400 Index E-Mini June 2013
	(Underlying Face Amount at Value $7,251,300)	128,050

	Net Unrealized Appreciation from Open Long Futures Contracts	$ 147,153

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 1,023,845	$ -	$ -	$ 1,023,845
Short-Term Investment	21,634	-	-	21,634
Total	$ 1,045,479	$ -	$ -	$ 1,045,479

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 1,649,295	$ -	$ -	$ 1,649,295
Equity Funds	1,719,032	-	-	1,719,032
Short-Term Investment	79,978	-	-	79,978
Total	$ 3,448,305	$ -	$ -	$ 3,448,305

Capital Preservation ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 533,067	$ -	$ -	$ 533,067
Equity Funds	235,166	-	-	235,166
Short-Term Investment	17,852	-	-	17,852
Total	$ 786,085	$ -	$ -	$ 786,085

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 380,866	$ -	$ -	$ 380,866
Equity Funds	2,495,448	-	-	2,495,448
Short-Term Investments	62,562	-	-	62,562
Total	$ 2,938,876	$ -	$ -	$ 2,938,876

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 779,544	$ -	$ -	$ 779,544
Equity Funds	1,536,066	-	-	1,536,066
Short-Term Investment	54,757	-	-	54,757
Total	$ 2,370,367	$ -	$ -	$ 2,370,367

Protected Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 186,507,445	$ -	$ -	$ 186,507,445
Equity Funds	194,597,216	-	-	194,597,216
Short-Term Investment	54,301,620	-	-	54,301,620
Long Futures Contracts	62,673	-	-	62,673
Total	$ 435,468,954	$ -	$ -	$ 435,468,954

Protected Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 79,123,694	$ -	$ -	$ 79,123,694
Equity Funds	518,525,691	-	-	518,525,691
Short-Term Investment	79,436,369	-	-	79,436,369
Long Futures Contracts	82,150	-	-	82,150
Total	$ 677,167,904	$ -	$ -	$ 677,167,904

Protected Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 190,515,136	$ -	$ -	$ 190,515,136
Equity Funds	376,124,163	-	-	376,124,163
Short-Term Investment	80,579,437	-	-	80,579,437
Long Futures Contracts	147,153	-	-	147,153
Total	$ 647,365,889	$ -	$ -	$ 647,365,889

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 147,153	$ -	$ -	$ 147,153

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The Protected Balanced ETF Portfolio, Protected Growth ETF Portfolio and Protected Moderate Growth ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract.   If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolio of Investments at March 31, 2013 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/22/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/22/2013